Intangibles - Summary of reconciliations of intangibles (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 19,139	$ 21,008
Amortisation expense	(1,870)	(1,869)
Ending balance	17,269	19,139
Paxalisib licensing agreement [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	10,242	11,326
Amortisation expense	(1,085)	(1,084)
Ending balance	9,157	10,242
EVT801 licensing agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8,897	9,682
Amortisation expense	(785)	(785)
Ending balance	$ 8,112	$ 8,897